Post-retirement benefit obligations - Sensitivity Analysis (Details) - Healthcare - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Sensitivity analysis
Cost inflation as premium over CPI	2.00%
South Africa | Healthcare cost inflation
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 518	R 582
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (417)	R (475)
South Africa | Discount rate
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (417)	R (452)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 507	R 562
United States of America | Healthcare cost inflation
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
United States of America | Discount rate
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (23)	R (21)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 28	R 25